Related Party Transactions - Amounts Due from and Due to Related Parties (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Related Party Transaction
Trade receivables	$ 6,251	$ 4,882
Amounts due from related parties	2,230	348
Amount due to related parties	$ 1,835	$ 2,106
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
KOAS
Related Party Transaction
Amount due to related parties	$ 1,339	$ 1,696
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
KNOT and affiliates
Related Party Transaction
Trade receivables	$ 804
Amount due to related parties	$ 496	$ 410
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party	Related Party
Related Party
Related Party Transaction
Trade receivables	$ 804
Amounts due from related parties	2,230	$ 348
Related Party | KOAS
Related Party Transaction
Trade receivables	427
Amounts due from related parties	521	376
Related Party | KNOT and affiliates
Related Party Transaction
Trade receivables	$ 1,803	$ 348